ORGANIZATION AND NATURE OF OPERATIONS - The Corporate information Tabular (Details)	Dec. 31, 2023	Dec. 31, 2022
VinFast Trading and Production JSC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	99.90%	99.90%
Equity interest	99.90%	99.90%
VinFast Commercial and Services Trading LLC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	99.50%	99.50%
Equity interest	98.70%	99.40%
VinFast Germany GmbH
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	100.00%	100.00%
Equity interest	99.90%	99.90%
VinFast Engineering Australia Pty Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	100.00%	100.00%
Equity interest	99.90%	99.90%
Vingroup Investment Vietnam JSC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	99.30%	99.30%
Equity interest	99.20%	99.20%
Vingroup USA, LLC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	100.00%	100.00%
Equity interest	100.00%	99.20%
VinFast USA Distribution, LLC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	100.00%	100.00%
Equity interest	100.00%	99.20%
VinFast Auto, LLC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	100.00%	100.00%
Equity interest	100.00%	99.20%
VinFast Auto Canada Inc.
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	100.00%	100.00%
Equity interest	99.20%	99.20%
VinFast France
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	100.00%	100.00%
Equity interest	99.20%	99.20%
VinFast Netherlands B.V
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	100.00%	100.00%
Equity interest	99.20%	99.20%
VinFast OEM US Holding, Inc.(*)
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)		100.00%
Equity interest		100.00%
VinFast Manufacturing US, LLC
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	100.00%	100.00%
Equity interest	100.00%	100.00%
PT VinFast Automobile Indonnesia
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	99.90%
Equity interest	99.90%
VinFast Auto (Thailand) Co., Ltd.
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	99.90%
Equity interest	99.90%
VinFast India Ltd. (Formerly known as Varchaunam Consultancy Private Limited)
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	99.90%
Equity interest	99.90%
VinFast UK Ltd.
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	100.00%
Equity interest	100.00%
VinFast Middle East Ltd.
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	100.00%
Equity interest	100.00%
SpecCo Ltd(**)
ORGANIZATION AND NATURE OF OPERATIONS
Voting right (as a percent)	100.00%
Equity interest	100.00%